Document and Entity Information	Jan. 13, 2023
Cover [Abstract]
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001847874
Document Type	8-K
Document Period End Date	Jan. 13, 2023
Entity Registrant Name	FIFTH WALL ACQUISITION CORP. III
Entity Incorporation State Country Code	E9
Entity File Number	001-40415
Entity Tax Identification Number	98-1583957
Entity Address, Address Line One	6060 Center Drive
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	(310)
Local Phone Number	853-8878
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001
Trading Symbol	FWAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false